NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

24.                               NON-CONTROLLING INTEREST

The non-controlling interest represents shares held by former Wavecom employees under their long-term incentive plan.  The shares had vested, but were subject to a hold period for tax purposes.  We had entered into a put/call agreement with these employees to purchase back the shares at €8.50 per share upon expiry of the tax hold period.  Until that time, the shares were considered non-controlling interest.  On June 8, 2011, the tax hold period expired on these vested shares.  For the year ended December 31, 2011, we acquired 142,400 shares, respectively, at €8.50 per share.  The obligation for the remaining 4,750 shares at €8.50 per share has been recorded as at December 31, 2011 and is classified under accrued liabilities.

The following table summarizes the effects of changes in our ownership interest of Wavecom on our equity:

	2011	2010	2009
Net income (loss) attributable to the Company	$(29,315)	$(14,541)	$(39,899)
Transfer (to) from non-controlling interest:
Decrease on exercise of stock options	—	—	(2,751)
Decrease in subsequent tender and squeeze-out	—	—	(1,647)
Increase on issuance of free shares	(796)	(229)	(1,568)
	$(30,111)	$(14,770)	$(45,865)